Quarterly Financial Data - Additional Information (Detail) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Data [Line Items]
Net sales	$ 1,264,431,000	[1],[2]	$ 845,440,000	[1],[3]	$ 800,230,000	[1],[4]	$ 755,207,000	[1]	$ 736,579,000	[1],[5]	$ 723,473,000	[1],[6]	$ 712,468,000	[1],[6]	$ 671,357,000	[1],[7]	$ 3,665,308,000	[1]	$ 2,843,877,000	[1]	$ 2,620,111,000
Gross profit	259,360,000	[1],[2]	227,599,000	[1],[3]	195,250,000	[1],[4]	185,246,000	[1]	170,819,000	[1],[5]	162,922,000	[1],[6]	159,160,000	[1],[6]	141,834,000	[1],[7]	867,455,000	[1]	634,735,000	[1]	543,295,000
Operating Income (Loss)	122,896,000	[1],[2]	142,782,000	[1],[3]	110,197,000	[1],[4]	106,000,000	[1]	94,899,000	[1],[5]	91,892,000	[1],[6]	85,003,000	[1],[6]	165,809,000	[1],[7]	481,875,000	[1],[8]	437,603,000	[1]	274,021,000
Net income	228,101,000	[1],[2]	84,682,000	[1],[3]	66,252,000	[1],[4]	62,294,000	[1]	58,879,000	[1],[5]	39,681,000	[1],[6]	45,854,000	[1],[6]	15,826,000	[1],[7]	441,329,000	[1]	160,240,000	[1]	158,805,000
Basic income per common share	$ 2.36	[1],[2]	$ 0.88	[1],[3]	$ 0.69	[1],[4]	$ 0.65	[1]	$ 0.61	[1],[5]	$ 0.41	[1],[6]	$ 0.48	[1],[6]	$ 0.16	[1],[7]	$ 4.57	[1]	$ 1.66	[1]	$ 1.60
Diluted income per common share	$ 2.34	[1],[2]	$ 0.87	[1],[3]	$ 0.68	[1],[4]	$ 0.64	[1]	$ 0.60	[1],[5]	$ 0.41	[1],[6]	$ 0.47	[1],[6]	$ 0.16	[1],[7]	$ 4.52	[1]	$ 1.64	[1]	$ 1.58
Stock price - high	$ 64.39	[1],[2]	$ 61.32	[1],[3]	$ 50.78	[1],[4]	$ 44.93	[1]	$ 38.67	[1],[5]	$ 36.68	[1],[6]	$ 29.80	[1],[6]	$ 30.62	[1],[7]	$ 64.39	[1]	$ 38.67	[1]
Stock price - low	$ 55.66	[1],[2]	$ 48.45	[1],[3]	$ 42.36	[1],[4]	$ 37.86	[1]	$ 33.89	[1],[5]	$ 27.59	[1],[6]	$ 25.77	[1],[6]	$ 24.82	[1],[7]	$ 37.86	[1]	$ 24.82	[1]
Provision (benefit) for income taxes																	(17,729,000)		214,463,000		85,971,000
Interest expense, net																	(58,275,000)	[8],[9]	(62,900,000)	[10]	(29,245,000)
Non-Cash Pension Curtailment Charge
Quarterly Financial Data [Line Items]
Operating Income (Loss)			(3,100,000)		(7,800,000)
Decrease (Increase) in net income			2,000,000		5,000,000
Decrease (Increase) in net income per diluted share			$ 0.02		$ 0.05
Alternative Fuel Mixture Credits
Quarterly Financial Data [Line Items]
Alternative energy tax credits															95,500,000
Provision (benefit) for income taxes	(166,000,000)																(166,000,000)
Decrease (Increase) in net income per diluted share	$ (1.70)
Acquisition Inventory Step-Up
Quarterly Financial Data [Line Items]
Decrease (Increase) in net income	13,600,000
Decrease (Increase) in net income per diluted share	$ 0.14
Cellulosic Biofuel Tax Credits
Quarterly Financial Data [Line Items]
Provision (benefit) for income taxes															118,500,000
Decrease (Increase) in net income per diluted share															$ 0.24
Debt Refinancing Charges
Quarterly Financial Data [Line Items]
Interest expense, net											(21,100,000)		(3,700,000)						(24,800,000)
Decrease (Increase) in net income											13,500,000		2,500,000
Decrease (Increase) in net income per diluted share											$ 0.14		$ 0.03
State Income Tax
Quarterly Financial Data [Line Items]
Decrease (Increase) in net income per diluted share									$ (0.03)
Plant Closure
Quarterly Financial Data [Line Items]
Decrease (Increase) in net income									1,400,000
Decrease (Increase) in net income per diluted share									$ 0.01
Packaging
Quarterly Financial Data [Line Items]
Operating Income (Loss)																	554,200,000	[11],[8]	383,900,000	[12]	311,200,000	[13]
Packaging | Plant Closure
Quarterly Financial Data [Line Items]
Operating Income (Loss)																			(2,000,000)		(7,400,000)
Boise Inc. | Nonrecurring Acquisition-Related Costs
Quarterly Financial Data [Line Items]
Operating Income (Loss)	(15,800,000)		(1,500,000)
Decrease (Increase) in net income	10,000,000		1,000,000
Decrease (Increase) in net income per diluted share	$ 0.10		$ 0.01
Boise Inc. | Acquisition-Related Debt Financing Costs
Quarterly Financial Data [Line Items]
Interest expense, net	(8,900,000)		(2,700,000)
Decrease (Increase) in net income	5,600,000		1,800,000
Decrease (Increase) in net income per diluted share	$ 0.06		$ 0.02
Boise Inc. | Integration-Related and Other Costs
Quarterly Financial Data [Line Items]
Operating Income (Loss)	(17,400,000)																(17,400,000)
Decrease (Increase) in net income	11,000,000
Decrease (Increase) in net income per diluted share	$ 0.11
Boise Inc. | Packaging | Acquisition Inventory Step-Up
Quarterly Financial Data [Line Items]
Operating Income (Loss)																	(18,000,000)
Boise Inc. | Packaging | Integration-Related and Other Costs
Quarterly Financial Data [Line Items]
Operating Income (Loss)																	(1,400,000)
Boise Inc. | Included in Boise's Income From Operations | Nonrecurring Acquisition-Related Costs
Quarterly Financial Data [Line Items]
Operating Income (Loss)																	(400,000)
Boise Inc. | Included in Boise's Income From Operations | Acquisition Inventory Step-Up
Quarterly Financial Data [Line Items]
Operating Income (Loss)																	(21,500,000)
Boise Inc. | Included in Boise's Income From Operations | Integration-Related and Other Costs
Quarterly Financial Data [Line Items]
Operating Income (Loss)																	(14,600,000)
Alternative Energy Tax Credits
Quarterly Financial Data [Line Items]
Alternative energy tax credits									3,400,000						(23,000,000)
As Previously Reported (under LIFO)
Quarterly Financial Data [Line Items]
Net sales	1,264,431,000	[2]	845,440,000	[3]	800,230,000	[4]	755,207,000		736,579,000	[5]	723,473,000	[6]	712,468,000	[6]	671,357,000	[7]	3,665,308,000		2,843,877,000
Gross profit	257,595,000	[2]	226,777,000	[3]	192,323,000	[4]	182,492,000		174,339,000	[5]	163,102,000	[6]	158,015,000	[6]	145,135,000	[7]	859,187,000		640,591,000		542,023,000
Operating Income (Loss)	121,131,000	[2]	141,960,000	[3]	107,270,000	[4]	103,246,000		98,419,000	[5]	92,072,000	[6]	83,858,000	[6]	169,110,000	[7]	473,607,000		443,459,000		272,749,000
Net income	227,025,000	[2]	84,180,000	[3]	64,465,000	[4]	60,613,000		61,031,000	[5]	39,791,000	[6]	45,154,000	[6]	17,844,000	[7]	436,283,000		163,820,000		158,027,000
Basic income per common share	$ 2.35	[2]	$ 0.87	[3]	$ 0.67	[4]	$ 0.63		$ 0.63	[5]	$ 0.41	[6]	$ 0.47	[6]	$ 0.18	[7]	$ 4.52		$ 1.70		$ 1.59
Diluted income per common share	$ 2.33	[2]	$ 0.86	[3]	$ 0.66	[4]	$ 0.62		$ 0.63	[5]	$ 0.41	[6]	$ 0.46	[6]	$ 0.18	[7]	$ 4.47		$ 1.68		$ 1.57
Stock price - high	$ 64.39	[2]	$ 61.32	[3]	$ 50.78	[4]	$ 44.93		$ 38.67	[5]	$ 36.68	[6]	$ 29.80	[6]	$ 30.62	[7]	$ 64.39		$ 38.67
Stock price - low	$ 55.66	[2]	$ 48.45	[3]	$ 42.36	[4]	$ 37.86		$ 33.89	[5]	$ 27.59	[6]	$ 25.77	[6]	$ 24.82	[7]	$ 37.86		$ 24.82
Provision (benefit) for income taxes																	$ (20,951,000)		$ 216,739,000		$ 85,477,000

[1]	Amounts have been adjusted for the change in inventory accounting method from LIFO to average cost.
[2]	Includes Boise's results for the period of October 25, 2013, through December 31, 2013. The quarter also includes $166.0 million of income tax benefits from the reversal of the reserves for unrecognized tax benefits from alternative energy tax credits ($1.70 per diluted share), partially offset by $21.5 million of expense for the acquisition inventory step-up ($13.6 million after tax or $0.14 per diluted share), $15.8 million of acquisition-related costs ($10.0 million after tax or $0.10 per diluted share), $8.9 million of acquisition-related financing costs ($5.6 million after tax or $0.06 per diluted share), and $17.4 million of integration-related and other costs ($11.0 million after tax or $0.11 per diluted share).
[3]	Includes a $3.1 million non-cash pension curtailment charge ($2.0 million after tax or $0.02 per diluted share), $1.5 million of acquisition-related costs ($1.0 million after tax or $0.01 per diluted share), and $2.7 million of acquisition-related financing costs ($1.8 million after tax or $0.02 per diluted share).
[4]	Includes a $7.8 million non-cash pension curtailment charge ($5.0 million after tax or $0.05 per diluted share).
[5]	Includes $3.4 million of income from state income tax adjustments ($0.03 per diluted share), partially offset by $2.0 million of plant closure charges ($1.4 million after tax or $0.01 per diluted share).
[6]	The second and third quarters of 2012 include debt refinancing charges of $3.7 million ($2.5 million after tax or $0.03 per diluted share) and $21.1 million ($13.5 million after tax or $0.14 per diluted share), respectively.
[7]	During the first quarter of 2012, PCA amended its 2009 federal income tax return to reduce the gallons claimed as cellulosic biofuel producer credits previously recorded as a tax benefit and to increase those gallons claimed as alternative fuel mixture credits previously recorded as income. The increase in gallons claimed as alternative fuel mixture credits resulted in income of $95.5 million. The decrease in gallons claimed as cellulosic biofuel producer credits resulted in a decrease in tax benefits of $118.5 million, for a total decrease in net income of $23.0 million ($0.24 per diluted share).
[8]	On October 25, 2013, we acquired Boise. The 2013 results include Boise for the period of October 25 through December 31, 2013.
[9]	Includes $10.5 million of expenses for financing the acquisition and $1.1 million of expense for the write-off of deferred financing costs.
[10]	Includes $24.8 million of debt refinancing charges, including the $21.3 million redemption premium, the $3.4 million charge to settle the treasury lock prior to its maturity, and $0.1 million of other items.
[11]	Includes $18.0 million of expense for the acquisition inventory step-up and $1.4 million of integration-related and other costs incurred in connection with the acquisition of Boise in fourth quarter 2013.
[12]	Includes $2.0 million of plant closure charges.
[13]	Includes $7.4 million of charges related to energy project disposals.